Interest Rate Swaps (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Interest Rate Swaps
Interest rate swaps located in current portion of derivative liabilities	$ 397,418
Interest rate swaps located in non-current portion of derivative liabilities	$ 433,974
Interest Rate Swap
Interest Rate Swaps
Term of the interest rate swap agreements	3 years
Average fixed-rate interest (as a percent)	0.32%
Notional amount	$ 324,100,000
Interest Rate Swap | Not designated as hedging instrument
Interest Rate Swaps
Interest rate swaps located in current portion of derivative liabilities	48,044
Interest rate swaps located in non-current portion of derivative liabilities	54,212
Interest Rate Swap | Cash flow hedge
Interest Rate Swaps
Amount of reclassification adjustments related to the interest rate swaps	80,000
Interest Rate Swap | Cash flow hedge | Designated as hedging instrument
Interest Rate Swaps
Notional amount	273,300,000
Interest rate swaps located in current portion of derivative liabilities	349,374
Interest rate swaps located in non-current portion of derivative liabilities	$ 379,762